Document And Entity Information	3 Months Ended
Mar. 31, 2026
Document Information Line Items
Entity Central Index Key	0001840877
Document Type	POS AM
Entity Registrant Name	Envoy Medical, Inc.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No. 1 (this “Post-Effective Amendment”) to the Registration Statement on Form S-1 (File No. 333-290927) (the “Registration Statement”), as originally filed on October 17, 2025 and declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on December 30, 2025, is being filed to include information contained in the registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025, which was filed with the SEC on March 23, 2026, and to update certain other information in the Registration Statement.The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement on October 17, 2025.
Amendment Flag	true